Product and Geographic Sales Information - Revenue by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue
Revenues	$ 560,702	$ 442,117	$ 445,645	$ 428,430	$ 455,595	$ 284,360	$ 273,500	$ 240,592	$ 1,876,894	$ 1,254,047	$ 974,345
IP Segment
Disaggregation of Revenue
Revenues									974,270	517,282	426,803
Academia & Government Group
Disaggregation of Revenue
Revenues									489,409	384,677	380,302
Life Science and Healthcare Group
Disaggregation of Revenue
Revenues									$ 413,215	$ 352,088	$ 167,240